Audit fees (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Audit Fees [Abstract]
Schedule of Audit Fees

	2024	2023	2022
Financial Statement audit fees	3,335	2,876	2,615
Other fees, including tax services	279	462	676
Total fees	3,614	3,338	3,291